Debt - Additional Information - Indenture (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended			9 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Minimum [Member]	Apr. 25, 2013 7.75% Senior notes, due May 2021 [Member]	Sep. 30, 2013 7.75% Senior notes, due May 2021 [Member]	Dec. 31, 2012 7.75% Senior notes, due May 2021 [Member]
Proforma Debt Instrument [Line Items]
Accrued interest rate					7.75%
Interest payment term					Semi-annually on May 1 and November 1 of each year, commencing November 1, 2013
Debt Instrument Maturity Year					May 01, 2021	May 01, 2021	May 01, 2021
Long-term Debt	$ 938	$ 569	$ 698			$ 250
Percentage ownership in guarantor subsidiaries	100.00%
Percentage of Trustees or holders of principal amount outstanding affected by default				25.00%